Consolidated Changes in Equity (Parenthetical) - USD ($)			12 Months Ended
	Jul. 19, 2017		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Nov. 16, 2018	Aug. 03, 2018	Jun. 23, 2017	Sep. 16, 2016
Income tax relating to cash flow hedges included in other comprehensive income			$ (359,000)		$ (463,000)		$ 750,000
Income tax related to remeasurement of defined benefit plan included in other comprehensive income			173,000		730,000		213,000
Taxes related to net investments in foreign operations			45,000		0		0	[1]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					11,102,000		153,000	[2]
Income tax benefit related to share-based compensation through deficit			$ 3,000	[3]	126,000	[3]	1,620,000
Capstone
Minimum required ownership of voting rights held in subsidiary			55.00%
Powerband Industries Private Limited
Percentage of voting equity interests acquired									26.00%			74.00%
Capstone
Percentage of voting equity interests acquired											99.70%
Polyair
Percentage of voting equity interests acquired										50.10%
Non-controlling interest
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	$ 153,000	[2]			$ 11,102,000		$ 153,000	[2]
Airtrax Acquisition | Capstone
Number of ownership shares acquired from subsidiary	99,000

[1]	Presented net of deferred income tax expense of $45 in 2019, nil in 2018 and 2017.
[2]	On July 19, 2017, the non-controlling shareholders of Capstone acquired 99,000 additional shares of Capstone for a purchase price of approximately $153
[3]	Presented net of income tax benefit of $126.